INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 14,630	$ 11,408	$ 25,870
Combined federal and provincial statutory income tax rate	26.00%	26.00%	26.00%
Income tax recovery at statutory tax rates	$ 3,804	$ 2,966	$ 6,726
Foreign rate differential	1,218	893	2,405
Warrant expense	(66)	(399)
Share based compensation	(383)	(270)	(651)
Change in estimates related to prior years	(471)	(635)
Change in valuation allowance	(4,028)	(2,169)	(5,725)
Other	(74)	(386)
Income tax benefit			$ 2,755